Commitment and contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of contingent liabilities [abstract]
Disclosure Of Future Minimum Purchase Commitments	The amounts in the table below represent Polestar´s future commitments as of June 30, 2024:

	Total	Less than 1 year	Between 1-5 years	After 5 years
PS2 battery purchase volume commitments	91,193	44,566	46,627	—
Logistics service commitments	38,364	38,364	—	—
PS3 and PS4 purchase volume commitments - (Restated)	207,660	41,326	151,485	14,849
PS4 sales volume commitments	80,885	13,483	60,069	7,333
Total - (Restated)	$418,102	$137,739	$258,181	$22,182